Allowance for Loan Losses (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans individually evaluated	$ 3,372,000	$ 3,891,000
Loans collectively evaluated	96,125,000	105,538,000
Ending Balance	99,387,344	109,428,476
Commercial and Other Loans [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans individually evaluated	31,000	46,000
Loans collectively evaluated	15,572,000	15,892,000
Ending Balance	15,603,000	15,938,000
Commercial Real Estate [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans individually evaluated	3,115,000	3,533,000
Loans collectively evaluated	47,035,000	52,835,000
Ending Balance	50,150,000	56,368,000
Consumer Real Estate [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans individually evaluated	226,000	312,000
Loans collectively evaluated	28,409,000	29,840,000
Ending Balance	28,635,000	30,152,000
Consumer [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans collectively evaluated	5,231,000	7,090,000
Ending Balance	5,231,000	7,090,000
Unearned Discount [Member]
Schedule of Loans which are Individually Evaluated for Impairment, by Class of Loans
Loans collectively evaluated	(122,000)	(119,000)
Ending Balance	$ (122,000)	$ (119,000)